Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance (in Dollars)		$ 12,872	$ 12,881
Prepaid expenses and other current assets, net of allowance (in Dollars)		$ 421	$ 11,383
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]
Ordinary shares, shares issued	[1]	28,866,017	4,765,219
Ordinary shares, shares outstanding	[1]	28,866,017	4,765,219

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023